Taxation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense:
United Kingdom	$ (4.5)	$ (1.6)	$ 0.0
Foreign	40.4	110.2	72.6
Total current tax expense	35.9	108.6	72.6
Deferred tax (benefit) expense:
United Kingdom	0.0	0.0	0.0
Foreign	4.4	(22.1)	28.0
Total income tax expense	$ 40.3	$ 86.5	$ 100.6
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate	19.30%	20.00%	20.30%
Non-U.K. taxes	(4.70%)	(6.30%)	(3.20%)
Effective income tax rate	14.60%	13.70%	17.10%